Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal income tax benefit at statutory rate	$ (580,257)	$ (1,385,270)
Increase (decrease) in income taxes resulting from:
State and local income taxes	204,366	854,100
Change in deferred tax asset valuation allowance	367,359	519,337
Stock based compensation
Non-deductible expenses	8,532	11,833
Other
Income Tax Expense